Segmented and geographic information, and major customers (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Schedule of Operating Segments

All revenues from sales of concentrates for the years ended December 31, 2021 and 2020 were earned in Mexico and the United States. The following segmented information is presented as at and during the years ended December 31, 2021 and 2020. The Cosalá Operations segment operates in Mexico while the Galena Complex and Relief Canyon segments operate in the United States.

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Americas Gold and Silver Corporation
Notes to the consolidated financial statements
For the years ended December 31, 2021 and 2020
(In thousands of U.S. dollars, unless otherwise stated)

	As at December 31, 2021					As at December 31, 2020
	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total

Cash and cash equivalents	$531	$569	$1,472	$328	$2,900	$133	$1,257	$52	$3,263	$4,705
Trade and other receivables	6,852	1,326	-	30	8,208	2,297	2,769	-	36	5,102
Inventories	6,113	2,724	9,072	-	17,909	6,346	3,062	-	-	9,408
Prepaid expenses	423	1,072	584	347	2,426	428	832	650	290	2,200
Restricted cash	133	53	3,892	-	4,078	137	53	3,892	-	4,082
Property, plant and equipment	55,950	63,423	58,292	248	177,913	58,029	53,701	147,183	406	259,319
Total assets	$70,002	$69,167	$73,312	$953	$213,434	$67,370	$61,674	$151,777	$3,995	$284,816

Trade and other payables	$5,802	$5,755	$6,270	$2,749	$20,576	$6,627	$5,096	$6,152	$3,256	$21,131
Derivative instruments	-	-	-	2,162	2,162	-	-	-	4,568	4,568
Loan payable	-	-	-	-	-	-	-	-	5,564	5,564
Glencore pre-payment facility	1,451	-	-	-	1,451	2,862	-	-	-	2,862
Other long-term liabilities	-	1,361	159	23	1,543	-	529	3,557	533	4,619
Deferred revenue	-	-	-	-	-	-	-	-	23,322	23,322
Metals contract liability	-	-	-	40,905	40,905	-	-	-	-	-
Sandstorm convertible debenture	-	-	-	-	-	-	-	-	9,953	9,953
RoyCap convertible debenture	-	-	-	8,665	8,665	-	-	-	-	-
Promissory note	-	-	-	5,000	5,000	-	-	-	5,000	5,000
Government loan	-	4,499	-	-	4,499	-	4,499	-	-	4,499
Post-employment benefit obligations	-	10,866	-	-	10,866	-	13,398	-	-	13,398
Decommissioning provision	2,008	6,929	4,507	-	13,444	2,130	2,365	3,784	-	8,279
Deferred tax liabilities	488	-	-	-	488	459	-	-	-	459
Total liabilities	$9,749	$29,410	$10,936	$59,504	$109,599	$12,078	$25,887	$13,493	$52,196	$103,654

	Year ended December 31, 2021					Year ended December 31, 2020
	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total

Revenue	$5,491	$34,915	$4,398	$-	$44,804	$1,424	$26,459	$-	$-	$27,883
Cost of sales	(3,605)	(31,367)	(49,575)	-	(84,547)	(1,816)	(29,423)	-	-	(31,239)
Depletion and amortization	(1,657)	(6,623)	(7,355)	(160)	(15,795)	(2,224)	(5,415)	(194)	(140)	(7,973)
Care and maintenance costs	(7,309)	(997)	(4,427)	-	(12,733)	(5,501)	(446)	-	-	(5,947)
Corporate general and administrative	-	-	-	(10,267)	(10,267)	-	-	-	(9,134)	(9,134)
Transaction costs	-	-	-	-	-	-	-	-	(23)	(23)
Exploration costs	(58)	(3,181)	(636)	-	(3,875)	(379)	(3,697)	(563)	-	(4,639)
Accretion on decommissioning provision	(125)	(28)	(50)	-	(203)	(106)	(21)	(39)	-	(166)
Interest and financing income (expense)	(186)	-	(1,766)	(2,918)	(4,870)	(243)	-	84	(94)	(253)
Foreign exchange gain	184	-	-	207	391	189	-	-	357	546
Gain on disposal of assets	-	-	-	-	-	-	37	-	-	37
Impairment to property, plant and equipment	(356)	-	(55,623)	-	(55,979)	-	-	-	-	-
Loss on metals contract liability	-	-	-	(20,780)	(20,780)	-	-	-	-	-
Other gain (loss) on derivatives	-	-	-	1,668	1,668	-	-	-	(160)	(160)
Loss before income taxes	(7,621)	(7,281)	(115,034)	(32,250)	(162,186)	(8,656)	(12,506)	(712)	(9,194)	(31,068)
Income tax recovery (expense)	(98)	518	-	1,190	1,610	470	741	-	(209)	1,002
Net loss for the year	$(7,719)	$(6,763)	$(115,034)	$(31,060)	$(160,576)	$(8,186)	$(11,765)	$(712)	$(9,403)	$(30,066)